Allowance for Loan Losses	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Allowance for Loan Losses

NOTE 5 - ALLOWANCE FOR LOAN LOSSES

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, the Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: Commercial and Agriculture loans, Commercial Real Estate – Owner Occupied loans, Commercial Real Estate – Non-owner Occupied loans, Residential Real Estate loans, Real Estate Construction loans, Farm Real Estate loans and Consumer and Other loans. Loss migration rates for each risk category are calculated and used as the basis for calculating loan loss allowance allocations. Loss migration rates are calculated over a three-year period for all portfolio segments, except for the segment consisting of purchased automobile loans which is calculated over a two-year period. The use of a three-year period for loss migration analysis is a change in methodology. The Company began using the three-year period for loss migration during the third quarter of 2015. Previously, a two-year loss migration analysis had been used for the entire loan portfolio. With continued improvement and stability in economic conditions, regulatory guidance recommends a longer look-back period. In addition, Civista made significant changes to consumer and commercial lending policies in the first quarter of 2012. Combined, the stable economy and now seasoned policy changes indicate a three-year period is more reflective of future expectations. Management also considers certain economic factors for trends that management uses to account for the qualitative and environmental changes in risk, which affects the level of the reserve. The following economic factors are analyzed:

•	Changes in lending policies and procedures

•	Changes in experience and depth of lending and management staff

•	Changes in quality of Civista’s credit review system

•	Changes in the nature and volume of the loan portfolio

•	Changes in past due, classified and nonaccrual loans and TDRs

•	Changes in economic and business conditions

•	Changes in competition or legal and regulatory requirements

•	Changes in concentrations within the loan portfolio

•	Changes in the underlying collateral for collateral dependent loans

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the consolidated balance sheet date. The Company considers the allowance for loan losses of $14,361 adequate to cover loan losses inherent in the loan portfolio, at December 31, 2015. The following tables present, by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the years ended December 31, 2015 and December 31, 2014. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors.

	Beginning balance	Charge-offs	Recoveries	Provision	Ending Balance
Allowance for loan losses:
December 31, 2015
Commercial & Agriculture	$1,819	$(190)	$182	$(333)	$1,478
Commercial Real Estate:
Owner Occupied	2,221	(523)	187	582	2,467
Non-Owner Occupied	4,334	(81)	115	289	4,657
Residential Real Estate	3,747	(1,135)	331	1,143	4,086
Real Estate Construction	428	—	5	(62)	371
Farm Real Estate	822	—	76	(360)	538
Consumer and Other	200	(120)	46	256	382
Unallocated	697	—	—	(315)	382

Total	$14,268	$(2,049)	$942	$1,200	$14,361

For the year ended December 31, 2015, the allowance for Commercial and Agriculture loans was reduced due to decreases in specific reserves for impaired loans of $625. The decrease in specific reserves for impaired loans was primarily the result of the resolution of an impaired loan. The Company did not incur losses with this resolution. The result was represented as a decrease in the provision. The increase in the allowance for Commercial Real Estate - Owner Occupied loans was the result of an increase in loss migration rates, which is attributable to the change in the lookback period to a three-year period. The increase in the allowance for Commercial Real Estate – Non–Owner Occupied loans was the result of an increase in loss migration rates, which is attributable to the change in the lookback period to a three-year period. The ending reserve balance for Residential Real Estate loans increased from the end of the previous year due to an increase in loss migration rates, which is attributable to the change in the look-back period to a three-year period. The allowance for Real Estate Construction loans decreased as a result of decreasing loan balances. The allowance for Farm Real Estate loans decreased as a result of decreasing loan balances and loss rates offset by an increase in classified loans. The increase in the allowance for Consumer and other loans increased due to an increase in loss rates, which is attributable to the change in the look-back period. Unallocated reserves declined due to a change in the Company’s lookback period. As described above, the Company changed from a two-year lookback period to a three-year lookback period when calculating all but one segment’s loss migration rates during the third quarter of 2015. The change in methodology is reflected in a decline in the unallocated balance with corresponding increase in allocated balances within the reserve calculation. While loan balances are up, loss rates continue to trend downward, exclusive of the change in methodology, resulting in a lower allowance balance. While criticized loans have increased slightly, we have seen significant improvement in nonperforming loan balances resulting in a decline in specific reserves for impaired loans. Management feels that the unallocated amount is appropriate and within the relevant range for the allowance that is reflective of the risk in the portfolio.

	Beginning balance	Charge-offs	Recoveries	Provision	Ending Balance
Allowance for loan losses:
December 31, 2014
Commercial & Agriculture	$2,838	$(338)	$251	$(932)	$1,819
Commercial Real Estate:
Owner Occupied	2,931	(1,661)	360	591	2,221
Non-Owner Occupied	3,888	(198)	50	594	4,334
Residential Real Estate	5,224	(2,449)	293	679	3,747
Real Estate Construction	184	—	6	238	428
Farm Real Estate	740	—	—	82	822
Consumer and Other	217	(135)	61	57	200
Unallocated	506	—	—	191	697

Total	$16,528	$(4,781)	$1,021	$1,500	$14,268

For the year ended December 31, 2014, the allowance for Commercial and Agriculture loans was reduced not only by charge-offs, but also due to a decrease in both the loan balances outstanding and the specific reserve required for this type, which was driven by a decrease in the volume of impaired loans and classified loans. The net result of these changes was represented as a decrease in the provision. The decrease in the allowance for Commercial Real Estate - Owner Occupied loans was the result of eleven charge-offs, but also due to a decrease in loan balances outstanding and a decline in nonaccrual loans. The result of these changes was represented as a decrease in the allowance. The increase in the allowance for Commercial Real Estate - Non-Owner Occupied loans was the result of increasing loan balances and increased past-due balances. The allowance for Real Estate Construction loans increased as a result of a significant increase in loan balances. The ending reserve balance for Residential Real Estate loans declined from the end of the previous year due to charge-offs of loans that had a specific reserve previously applied. Additionally, a single relationship resulted in losses of $1,436 related to protecting the Company’s collateral. The net result of the changes was represented as a decrease in the allowance. The allowance for Consumer and Other loans decreased slightly during the year. While loan balances are up, loss rates continue to decrease resulting in the allowance being slightly lower. While we have seen improvement in asset quality, given the uncertainty in the economy, management determined that it was appropriate to maintain unallocated reserves at a slightly higher level at this time.

	Beginning balance	Charge- offs	Recoveries	Provision	Ending Balance
Allowance for loan losses:
December 31, 2013
Commercial & Agriculture	$2,811	$(483)	$141	$369	$2,838
Commercial Real Estate:
Owner Occupied	4,565	(989)	265	(910)	2,931
Non-Owner Occupied	4,942	(815)	184	(423)	3,888
Residential Real Estate	5,780	(2,800)	391	1,853	5,224
Real Estate Construction	349	(136)	108	(137)	184
Farm Real Estate	632	(107)	67	148	740
Consumer and Other	246	(220)	80	111	217
Unallocated	417	—	—	89	506

Total	$19,742	$(5,550)	$1,236	$1,100	$16,528

For the year ended December 31, 2013, the allowance for Commercial Real Estate loans was reduced not only by charge-offs, but also due to the specific reserve required for impaired loans within this segment. The net result of these changes was represented as a decrease in the provision. The allowance for Real Estate Construction loans was reduced as a result of changes to specific reserves required for impaired loans and a reduction in the historical charge-offs for this segment. The result of these changes was represented as a decrease in the provision. The ending reserve balance for Residential Real Estate loans declined from the end of the previous year due to charge-offs during the period. Since these charged-off loans already had specific reserves assigned to them, we no longer need to carry as large a reserve for this segment. While we have seen improvement in asset quality, given the uncertainty in the economy, management determined that it was appropriate to maintain unallocated reserves at a higher level at this time.

	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
December 31, 2015
Allowance for loan losses:

Commercial & Agriculture	$—	$23	$1,455	$1,478
Commercial Real Estate:
Owner Occupied	—	103	2,364	2,467
Non-Owner Occupied	—	—	4,657	4,657
Residential Real Estate	123	137	3,826	4,086
Real Estate Construction	—	—	371	371
Farm Real Estate	—	—	538	538
Consumer and Other	—	—	382	382
Unallocated	—	—	382	382

Total	$123	$263	$13,975	$14,361

Outstanding loan balances:

Commercial & Agriculture	$132	$873	$123,397	$124,402
Commercial Real Estate:
Owner Occupied	—	2,141	165,756	167,897
Non-Owner Occupied	—	1,742	346,697	348,439
Residential Real Estate	131	1,642	234,565	236,338
Real Estate Construction	—	—	58,898	58,898
Farm Real Estate	—	953	46,040	46,993
Consumer and Other	—	3	18,557	18,560

Total	$263	$7,354	$993,910	$1,001,527

	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
December 31, 2014
Allowance for loan losses:

Commercial & Agriculture	$—	$641	$1,178	$1,819
Commercial Real Estate:
Owner Occupied	—	4	2,217	2,221
Non-Owner Occupied	—	20	4,314	4,334
Residential Real Estate	—	305	3,442	3,747
Real Estate Construction	—	—	428	428
Farm Real Estate	—	53	769	822
Consumer and Other	—	—	200	200
Unallocated	—	—	697	697

Total	$—	$1,023	$13,245	$14,268

Outstanding loan balances:

Commercial & Agriculture	$—	$2,304	$110,961	$113,265
Commercial Real Estate:
Owner Occupied	—	3,348	139,666	143,014
Non-Owner Occupied	—	2,176	306,490	308,666
Residential Real Estate	—	3,108	211,429	214,537
Real Estate Construction	—	—	65,452	65,452
Farm Real Estate	—	208	53,765	53,973
Consumer and Other	—	5	15,945	15,950

Total	$—	$11,149	$903,708	$914,857

The following tables represent credit exposures by internally assigned risk ratings for the periods ended December 31, 2015 and 2014. The remaining loans in the Residential Real Estate, Real Estate Construction and Consumer and Other loan categories that are not assigned a risk grade are presented in a separate table below. The risk rating analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company’s internal credit risk rating system is based on experiences with similarly graded loans.

The Company’s internally assigned grades are as follows:

•	Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

•	Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

•	Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that Civista will sustain some loss if the deficiencies are not corrected.

•	Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

•	Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.

•	Unrated – Generally, consumer loans are not risk-graded, except when collateral is used for a business purpose.

	Pass	Special Mention	Substandard	Doubtful	Ending Balance
December 31, 2015
Commercial & Agriculture	$117,739	$3,090	$3,573	$—	$124,402
Commercial Real Estate:
Owner Occupied	156,622	5,571	5,704	—	167,897
Non-Owner Occupied	339,734	6,100	2,605	—	348,439
Residential Real Estate	62,147	1,671	7,435	—	71,253
Real Estate Construction	52,399	216	29	—	52,644
Farm Real Estate	39,787	4,024	3,182	—	46,993
Consumer and Other	1,987	3	111	—	2,101

Total	$770,415	$20,675	$22,639	$—	$813,729

	Pass	Special Mention	Substandard	Doubtful	Ending Balance
December 31, 2014
Commercial & Agriculture	$106,989	$3,446	$2,830	$—	$113,265
Commercial Real Estate:
Owner Occupied	129,849	4,378	8,787	—	143,014
Non-Owner Occupied	299,167	5,682	3,817	—	308,666
Residential Real Estate	49,249	697	8,833	—	58,779
Real Estate Construction	59,584	19	41	—	59,644
Farm Real Estate	51,416	1,737	820	—	53,973
Consumer and Other	1,567	—	53	—	1,620

Total	$697,821	$15,959	$25,181	$—	$738,961

The following tables present performing and nonperforming loans based solely on payment activity for the years ended December 31, 2015 and December 31, 2014 that have not been assigned an internal risk grade. The types of loans presented here are not assigned a risk grade unless there is evidence of a problem. Payment activity is reviewed by management on a monthly basis to evaluate performance. Loans are considered to be nonperforming when they become 90 days past due or if management thinks that we may not collect all of our principal and interest. Nonperforming loans also include certain loans that have been modified in Troubled Debt Restructurings (TDRs) where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions due to economic status. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2015
Performing	$165,048	$6,254	$16,458	$187,760
Nonperforming	37	—	1	38

Total	$165,085	$6,254	$16,459	$187,798

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2014
Performing	$155,758	$5,808	$14,312	$175,878
Nonperforming	—	—	18	18

Total	$155,758	$5,808	$14,330	$175,896

The following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2015 and 2014.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
December 31, 2015
Commercial & Agriculture	$9	$32	$37	$78	$124,324	$124,402	$—
Commercial Real Estate:
Owner Occupied	982	36	284	1,302	166,595	167,897	—
Non-Owner Occupied	269	330	123	722	347,717	348,439	—
Residential Real Estate	2,845	404	1,725	4,974	231,364	236,338	—
Real Estate Construction	8	—	—	8	58,890	58,898	—
Farm Real Estate	—	—	—	—	46,993	46,993	—
Consumer and Other	98	68	8	174	18,386	18,560	—

Total	$4,211	$870	$2,177	$7,258	$994,269	$1,001,527	$—

	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
December 31, 2014
Commercial & Agriculture	$58	$—	$187	$245	$113,020	$113,265	$—
Commercial Real Estate:	622	251	656	1,529	141,485	143,014	—
Owner Occupied
Non-Owner Occupied	520	5	2,103	2,628	306,038	308,666	—
Residential Real Estate	1,923	721	2,177	4,821	209,716	214,537	—
Real Estate Construction	33	—	8	41	65,411	65,452	—
Farm Real Estate	—	—	171	171	53,802	53,973	—
Consumer and Other	131	9	37	177	15,773	15,950	18

Total	$3,287	$986	$5,339	$9,612	$905,245	$914,857	$18

The following table presents loans on nonaccrual status as of December 31, 2015 and 2014.

	2015	2014
Commercial & Agriculture	$1,185	$1,264
Commercial Real Estate:
Owner Occupied	1,645	3,403
Non-Owner Occupied	1,428	2,134
Residential Real Estate	4,542	6,280
Real Estate Construction	29	41
Farm Real Estate	961	394
Consumer and Other	100	42

Total	$9,890	$13,558

Nonaccrual Loans: Loans are considered for nonaccrual status upon reaching 90 days delinquency, unless the loan is well secured and in the process of collection, although the Company may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. A loan may be returned to accruing status only if one of three conditions are met: the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and the borrower has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months. The gross interest income that would have been recorded on nonaccrual loans in 2015, 2014 and 2013 if the loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the period, was $1,761, $1,477 and $1,783, respectively. The amount of interest income on such loans actually included in net income was $766 in 2015, $719 in 2014 and $1,155 in 2013.

Modifications: A modification of a loan constitutes a TDR when the Company for economic or legal reasons related to a borrower’s financial difficulties grants a concession to the borrower that it would not otherwise consider. The Company offers various types of concessions when modifying a loan, however, forgiveness of principal is rarely granted. Commercial Real Estate loans modified in a TDR often involve reducing the interest rate lower than the current market rate for new debt with similar risk. Real Estate loans modified in a TDR were primarily comprised of interest rate reductions where monthly payments were lowered to accommodate the borrowers’ financial needs.

Loans modified in a TDR are typically already on non-accrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. As a result, loans modified in a TDR may have the financial effect of increasing the specific allowance associated with the loan. An allowance for impaired loans that have been modified in a TDR are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent. Management exercises significant judgment in developing these estimates. TDRs accounted for $286 of the allowance for loan losses for December 31, 2015, $895 as of December 31, 2014 and $750 as of December 31, 2013.

Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2015, 2014 and 2013 were as follows:

For the Twelve Month Period Ended December 31, 2015
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	—	—	—
Real Estate Construction	1	41	41
Farm Real Estate	—	—	—
Consumer and Other	—	—	—

Total Loan Modifications	1	$41	$41

For the Twelve Month Period Ended December 31, 2014
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	9	619	554
Real Estate Construction	1	35	35
Farm Real Estate	—	—	—
Consumer and Other	—	—	—

Total Loan Modifications	10	$654	$589

For the Twelve Month Period Ended December 31, 2013
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	2	547	547
Non-Owner Occupied	—	—	—
Residential Real Estate	—	—	—
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—

Total Loan Modifications	2	$547	$547

Recidivism, or the borrower defaulting on its obligation pursuant to a modified loan, results in the loan once again becoming a non-accrual loan. Recidivism occurs at a notably higher rate than do defaults on new originations loans, so modified loans present a higher risk of loss than do new origination loans. During the twelve month period ended December 31, 2015, there was one default, totaling $107, on loans which were modified and considered TDRs during the previous twelve months. During the period ended December 31, 2014, there were no defaults on loans that were modified and considered TDRs during the previous twelve months.

Impaired Loans: Larger (greater than $350) commercial loans and commercial real estate loans, all TDRs and residential real estate and consumer loans that are part of a larger relationship are tested for impairment. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable, as of December 31, 2015 and 2014.

	December 31, 2015			December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$851	$1,034		$1,377	$1,504
Commercial Real Estate:
Owner Occupied	1,224	1,343		2,961	3,327
Non-Owner Occupied	1,742	1,826		92	140
Residential Real Estate	965	1,591		1,893	3,487
Farm Real Estate	953	1,026		—	—
Consumer and Other	3	3		5	5

Total	5,738	6,823		6,328	8,463

With an allowance recorded:
Commercial & Agriculture	22	23	$23	927	1,056	$641
Commercial Real Estate:
Owner Occupied	917	999	103	388	387	4
Non-Owner Occupied	—	—	—	2,083	2,287	20
Residential Real Estate	808	683	260	1,215	1,223	305
Farm Real Estate	—	—	—	208	256	53

Total	1,747	1,705	386	4,821	5,209	1,023

Total:
Commercial & Agriculture	873	1,057	23	2,304	2,560	641
Commercial Real Estate:
Owner Occupied	2,141	2,342	103	3,349	3,714	4
Non-Owner Occupied	1,742	1,826	—	2,175	2,427	20
Residential Real Estate	1,773	2,274	260	3,108	4,710	305
Farm Real Estate	953	1,026	—	208	256	53
Consumer and Other	3	3	—	5	5	—

Total	$7,485	$8,528	$386	$11,149	$13,672	$1,023

Changes in the amortizable yield for purchased credit-impaired loans were as follows for the year ended December 31, 2015:

At December 31, 2015
(In Thousands)
Balance at beginning of period	$—
Acquisition of impaired loans	140
Accretion	(60)

Balance at end of period	$80

Loans acquired with credit deterioration and of $831 and accounted for in accordance with ASC 310-30 were individually evaluated to estimate credit losses and a net recovery amount for each loan. The net cash flows for each loan were then discounted to present value using a risk-adjusted market rate. The table below presents the components of the purchase accounting adjustments.

March 6, 2015
Contractually required payments	$1,305
Non-accretable discount	(691)

Expected cash flows	614
Accretable discount	(140)

Estimated fair value	$474

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30:

	At March 6, 2015	At December 31, 2015
	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)
	(In Thousands)
Outstanding balance	$1,305	$965
Carrying amount	474	263

There has been $123 in allowance for loan losses recorded for acquired loans with or without specific evidence of deterioration in credit quality as of December 31, 2015.

The following tables include the average recorded investment and interest income recognized for impaired financing receivables as of, and for the years ended, December 31, 2015, 2014 and 2013.

	December 31, 2015		December 31, 2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
For the year ended:
Commercial & Agriculture	$1,519	$72	$3,316	$104
Commercial Real Estate:
Owner Occupied	2,738	139	5,720	200
Non-Owner Occupied	1,946	32	2,767	40
Residential Real Estate	2,544	152	3,291	207
Real Estate Construction	16	—	—	—
Farm Real Estate	653	56	219	19
Consumer and Other	4	—	6	—

Total	$9,420	$451	$15,319	$570

	December 31, 2013
	Average Recorded Investment	Interest Income Recognized
For the year ended:
Commercial & Agriculture	$4,761	$186
Commercial Real Estate:
Owner Occupied	6,065	417
Non-Owner Occupied	5,855	85
Residential Real Estate	4,792	282
Real Estate Construction	302	—
Farm Real Estate	246	19
Consumer and Other	30	—

Total	$22,051	$989

Foreclosed assets acquired in settlement of loans are carried at fair value less estimated costs to sell and are included in other assets on the Consolidated Balance Sheet. As of December 31, 2015 and December 31, 2014, a total of $116 and $560, respectively of foreclosed assets were included with other assets. As of December 31, 2015, included within the foreclosed assets is $116 of consumer residential mortgages that were foreclosed on or received via a deed in lieu transaction prior to the period end. As of December 31, 2015, the Company had initiated formal foreclosure procedures on $340 of consumer residential mortgages.